Fair value of financial assets and liabilities_Financial assets by category (Details) $ in Thousands	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	₩ 14,762,941,000,000	$ 13,592,617	₩ 8,069,144,000,000
Financial assets at FVTOCI	30,028,929,000,000	27,648,402	27,730,531,000,000
Financial assets at amortized cost	337,126,917,000,000		314,038,232,000,000
Derivative assets (Designated for hedging)	174,820,000,000	$ 160,962	121,131,000,000
Total	382,093,607,000,000		349,959,038,000,000
Deposits
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	48,796,000,000		27,901,000,000
Financial assets at FVTOCI	0		0
Financial assets at amortized cost	9,863,160,000,000		14,492,223,000,000
Derivative assets (Designated for hedging)	0		0
Total	9,911,956,000,000		14,520,124,000,000
Securities
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	7,136,112,000,000		4,906,867,000,000
Financial assets at FVTOCI	30,028,929,000,000		27,730,531,000,000
Financial assets at amortized cost	17,020,839,000,000		20,320,539,000,000
Derivative assets (Designated for hedging)	0		0
Total	54,185,880,000,000		52,957,937,000,000
Loans
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	676,291,000,000		212,473,000,000
Financial assets at FVTOCI	0		0
Financial assets at amortized cost	302,794,182,000,000		271,032,244,000,000
Derivative assets (Designated for hedging)	0		0
Total	303,470,473,000,000		271,244,717,000,000
Derivative assets
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	6,901,742,000,000		2,921,903,000,000
Financial assets at FVTOCI	0		0
Financial assets at amortized cost	0		0
Derivative assets (Designated for hedging)	174,820,000,000		121,131,000,000
Total	7,076,562,000,000		3,043,034,000,000
Other financial assets
Disclosure of financial assets [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVTOCI	0		0
Financial assets at amortized cost	7,448,736,000,000		8,193,226,000,000
Derivative assets (Designated for hedging)	0		0
Total	₩ 7,448,736,000,000		₩ 8,193,226,000,000